Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 122,329	$ 1,612	₨ 108,662	₨ 97,713
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	399	5	223	(1,050)
Net change in fair value of investment in equity instruments measured at fair value through OCI	8,710	115	1,216	724
Items that will not be reclassified to profit or loss in subsequent periods	9,109	120	1,439	(326)
Foreign currency translation differences
Foreign currency translation differences	4,121	54	(656)	8,447
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(158)	(2)	0	0
Other Items that will be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges	139	2	52	(520)
Net change in intrinsic value of option contracts designated as cash flow hedges	(100)	(1)	958	(1,558)
Net change in fair value of forward contracts designated as cash flow hedges	(292)	(4)	3,035	(2,652)
Net change in fair value of investment in debt instruments measured at fair value through OCI	(1,219)	(16)	1,851	1,222
Items that will be reclassified to profit or loss in subsequent periods	2,491	33	5,240	4,939
Total other comprehensive income, net of taxes	11,600	153	6,679	4,613
Total comprehensive income for the year	133,929	1,765	115,341	102,326
Total comprehensive income attributable to:
Equity holders of the Company	133,742	1,763	114,678	101,673
Non-controlling interests	187	2	663	653
Total comprehensive income for the year	₨ 133,929	$ 1,765	₨ 115,341	₨ 102,326